TRADE ACCOUNTS RECEIVABLE (Details) $ in Thousands, € in Millions, ৳ in Millions, ¥ in Millions, £ in Millions, $ in Millions, $ in Millions, $ in Millions	Dec. 28, 2025 USD ($)	Dec. 28, 2025 CAD ($)	Dec. 28, 2025 GBP (£)	Dec. 28, 2025 EUR (€)	Dec. 28, 2025 AUD ($)	Dec. 28, 2025 MXN ($)	Dec. 28, 2025 CNY (¥)	Dec. 28, 2025 BDT (৳)	Dec. 29, 2024 USD ($)
Subclassifications of assets, liabilities and equities [abstract]
Trade accounts receivable	$ 966,762								$ 553,420
Allowance for expected credit losses	(11,092)								(11,061)
Trade accounts receivable	$ 955,670	$ 53.3	£ 2.9	€ 32.7	$ 6.7	$ 5.3	¥ 0.2	৳ 0.0	$ 542,359